PRINCIPAL ACCOUNTING POLICIES - Other income/ (expense) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other income/ (expense)
Foreign exchange gains/(losses)		¥ (557,995,284)	¥ 12,638,982	¥ (55,930,392)
Bank charges		(101,973,794)	(61,150,707)	(49,713,255)
Loss from impairment of long-term investment (Note 8)	$ (6,911,549)	(47,986,882)	0	(33,000,000)
Subsidy income		220,631,285	199,418,778	132,094,928
Gain on disposal of cost method investment (Note 8)		149,066,258
Gain on disposal of available-for-sale investment (Note 8)	20,258,067	140,651,759
Dividends from long-term investment		48,911,066		39,036,138
Reimbursement from the depository		46,345,221	11,582,882
Gain on deconsolidation of subsidiaries	36,296	252,000	2,294,451,702	789,193
Loss on disposal of a subsidiary				(1,529,046)
Others		75,250,084	24,038,193	12,073,069
Total	$ (3,866,958)	¥ (26,848,287)	¥ 2,480,979,830	¥ 43,820,635